IVY FUNDS
Delaware Ivy Global Growth Fund
(formerly, Ivy Global Growth Fund)
Delaware Ivy International Core Equity Fund
(formerly, Ivy International Core Equity Fund)
Delaware Ivy Mid Cap Income Opportunities Fund
(formerly, Ivy Mid Cap Income Opportunities Fund)
Delaware Ivy Mid Cap Growth Fund
(formerly, Ivy Mid Cap Growth Fund)
Delaware Ivy Small Cap Growth Fund
(formerly, Ivy Small Cap Growth Fund)
Delaware Ivy Emerging Markets Equity Fund
(formerly, Ivy Emerging Markets Equity Fund)
Delaware Ivy Pzena International Value Fund
(formerly, Ivy Pzena International Value Fund)
Delaware Ivy Apollo Strategic Income Fund
(formerly, Ivy Apollo Strategic Income Fund)
Delaware Ivy California Municipal High Income Fund
(formerly, Ivy California Municipal High Income Fund)
Delaware Ivy Corporate Bond Fund
(formerly, Ivy Corporate Bond Fund)
Delaware Ivy Crossover Credit Fund
(formerly, Ivy Crossover Credit Fund)
Delaware Ivy Government Securities Fund
(formerly, Ivy Government Securities Fund)
Delaware Ivy Pictet Emerging Markets Local Currency Debt Fund
(formerly, Ivy Pictet Emerging Markets Local Currency Debt Fund)
Delaware Ivy Pictet Targeted Return Bond Fund
(formerly, Ivy Pictet Targeted Return Bond Fund)
Delaware Ivy PineBridge High Yield Fund
(formerly, Ivy PineBridge High Yield Fund)
Delaware Ivy International Small Cap Fund
(formerly, Ivy International Small Cap Fund)
Delaware Ivy Apollo Multi-Asset Income Fund
(formerly, Ivy Apollo Multi-Asset Income Fund)
Delaware Ivy Cash Management Fund
(formerly, Ivy Cash Management Fund)
Delaware Ivy Core Equity Fund
(formerly, Ivy Core Equity Fund)
Delaware Ivy Large Cap Growth Fund
(formerly, Ivy Large Cap Growth Fund)
Delaware Ivy Small Cap Core Fund
(formerly, Ivy Small Cap Core Fund)
Delaware Ivy Value Fund
(formerly, Ivy Value Fund)
Delaware Ivy Global Bond Fund
(formerly, Ivy Global Bond Fund)
Delaware Ivy High Income Fund
(formerly, Ivy High Income Fund)
Delaware Ivy Limited-Term Bond Fund
(formerly, Ivy Limited-Term Bond Fund)
Delaware Ivy Municipal Bond Fund
(formerly, Ivy Municipal Bond Fund)

Delaware Ivy Municipal High Income Fund
(formerly, Ivy Municipal High Income Fund)
Delaware Ivy Securian Core Bond Fund
(formerly, Ivy Securian Core Bond Fund)
Delaware Ivy Global Equity Income Fund
(formerly, Ivy Global Equity Income Fund)
Delaware Ivy Managed International Opportunities Fund
(formerly, Ivy Managed International Opportunities Fund)
Delaware Ivy Asset Strategy Fund
(formerly, Ivy Asset Strategy Fund)
Delaware Ivy Balanced Fund
(formerly, Ivy Balanced Fund)
Delaware Ivy Energy Fund
(formerly, Ivy Energy Fund)
Delaware Ivy LaSalle Global Real Estate Fund
(formerly, Ivy LaSalle Global Real Estate Fund)
Delaware Ivy Natural Resources Fund
(formerly, Ivy Natural Resources Fund)
Delaware Ivy Science and Technology Fund
(formerly, Ivy Science and Technology Fund)
Delaware Ivy Securian Real Estate Securities Fund
(formerly, Ivy Securian Real Estate Securities Fund)
Delaware Ivy Government Money Market Fund
(formerly, Ivy Government Money Market Fund)
Delaware Ivy ProShares S&P 500 Dividend Aristocrats Index Fund
(formerly, Ivy ProShares S&P 500 Dividend Aristocrats Index Fund)
Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund
(formerly, Ivy ProShares Russell 2000 Dividend Growers Index Fund)
Delaware Ivy ProShares Interest Rate Hedged High Yield Index Fund
(formerly, Ivy ProShares Interest Rate Hedged High Yield Index Fund)
Delaware Ivy ProShares S&P 500 Bond Index Fund
(formerly, Ivy ProShares S&P 500 Bond Index Fund)
Delaware Ivy ProShares MSCI ACWI Index Fund
(formerly, Ivy ProShares MSCI ACWI Index Fund)

(each, a “Fund” or a “Retail Fund” and together, the “Retail Funds”)

IVY VARIABLE INSURANCE PORTFOLIOS
Delaware Ivy VIP Global Growth
(formerly, Ivy VIP Global Growth)
Delaware Ivy VIP International Core Equity
(formerly, Ivy VIP International Core Equity)
Delaware Ivy VIP Mid Cap Growth
(formerly, Ivy VIP Mid Cap Growth)
Delaware Ivy VIP Small Cap Growth
(formerly, Ivy VIP Small Cap Growth)

(each, a “Fund” and together with the Retail Funds, the “Funds”)

Supplement to each Fund’s Statutory Prospectuses (each, a “Prospectus” and together, the “Prospectuses”) and Statement of Additional Information (each, an “SAI” and together, the “SAIs”)

1.	Portfolio Manager Team Changes

On November 15, 2021 (“Effective Date”), Charles John is added as an additional portfolio manager of Delaware Ivy Global Growth Fund, Delaware Ivy International Core Equity Fund, Delaware Ivy VIP Global Growth, and Delaware Ivy VIP International Core Equity. Also on the Effective Date, Bradley P. Halverson is added as an additional portfolio manager of Delaware Ivy Mid Cap Income Opportunities Fund, Delaware Ivy Mid Cap Growth Fund, and Delaware Ivy VIP Mid Cap Growth and removed as a portfolio manager of Delaware Ivy Small Cap Growth Fund and Delaware Ivy VIP Small Cap Growth.  On the Effective Date, all references to him as a portfolio manager of Delaware Ivy Small Cap Growth Fund and Delaware Ivy VIP Small Cap Growth are removed from the Funds’ Prospectuses and Statements of Additional Information.

Delaware Ivy Global Growth Fund and Delaware Ivy International Core Equity Fund

Upon the Effective Date, the following is added to the portfolio managers table in the sections of the Funds’ Prospectus entitled “Fund summaries – Delaware Ivy Global Growth Fund – Who manages the Fund?” and “Fund summaries – Delaware Ivy International Core Equity Fund – Who manages the Fund?”:

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio managers	Title with Delaware Management Company	Start date on the Fund
Charles John	Portfolio Manager	November 2021

Upon the Effective Date, the following will replace the first sentence in the section of the Funds’ Prospectus entitled “Who manages the Funds – Portfolio managers – Delaware Ivy Global Growth Fund”:

F. Chace Brundige, Aditya Kapoor, and Charles John have primary responsibility for making day-to-day investment decisions for Delaware Ivy Global Growth Fund.

Upon the Effective Date, the following will replace the first sentence in the section of the Funds’ Prospectus entitled “Who manages the Funds – Portfolio managers – Delaware Ivy International Core Equity Fund”:

F. Chace Brundige, Aditya Kapoor, and Charles John are primarily responsible for the day-to-day portfolio management of Delaware Ivy International Core Equity Fund.

Upon the Effective Date, the following is added to the sections of the Funds’ Prospectus entitled, “Who manages the Fund – Portfolio managers – Delaware Ivy Global Growth Fund” and “Who manages the Fund – Portfolio managers – Delaware Ivy International Core Equity Fund”:

Charles John – Portfolio Manager

Charles John is portfolio manager of the global growth and international core equity suite of mutual funds and institutional accounts. He has been portfolio manager since 2021. Mr. John joined the organization in 2017 as an equity investment analyst. His research responsibilities were concentrated in industries within the information technology sector. Prior to joining the firm, Mr. John was co-portfolio manager of a global fund and senior investment analyst with Scout Investments in Kansas City, MO. Mr. John earned a Bachelor of Engineering in Mechanical Engineering from the Bangalore Institute of Technology (B.I.T.)

India, graduating with Honors in 1998. He earned an MBA, with an emphasis in Finance, from the University of Missouri-Kansas City in 2003. Mr. John is a CFA charterholder. He is a member of the CFA Institute and the CFA Society Kansas City. Mr. John is a Board Member at the Chinese School of Greater Kansas City and he is actively involved as a Life Coach with Cornerstones of Care in its foster care program since 2013.

Delaware Ivy Mid Cap Income Opportunities Fund and Delaware Ivy Mid Cap Growth Fund

Upon the Effective Date, the following is added to the portfolio managers table in the sections of the Funds’ Prospectus entitled “Fund summaries – Delaware Ivy Mid Cap Income Opportunities Fund – Who manages the Fund?” and “Fund summaries – Delaware Ivy Mid Cap Growth Fund – Who manages the Fund?”:

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio managers	Title with Delaware Management Company	Start date on the Fund
Bradley P. Halverson	Portfolio Manager	November 2021

Upon the Effective Date, the following will replace the first sentence in the section of the Funds’ Prospectus entitled “Who manages the Funds – Portfolio managers – Delaware Ivy Mid Cap Income Opportunities Fund”:

Kimberly A. Scott, Nathan A. Brown, and Bradley P. Halverson are primarily responsible for the day-to-day portfolio management of Delaware Ivy Mid Cap Income Opportunities Fund.

Upon the Effective Date, the following will replace the first sentence in the section of the Funds’ Prospectus entitled “Who manages the Funds – Portfolio managers – Delaware Ivy Mid Cap Growth Fund”:

Kimberly A. Scott, Nathan A. Brown, and Bradley P. Halverson are primarily responsible for the day-to-day portfolio management of Delaware Ivy Mid Cap Growth Fund.

Upon the Effective Date, the following is added to the sections of the Funds’ Prospectus entitled, “Who manages the Fund – Portfolio managers – Delaware Ivy Mid Cap Income Opportunities Fund” and “Who manages the Funds – Portfolio managers – Delaware Ivy Mid Cap Growth Fund”:

Bradley P. Halverson – Portfolio Manager

Bradley P. Halverson is a portfolio manager for Ivy Investments, now part of Macquarie Asset Management’s Delaware Management Company. He joined Macquarie Asset Management as part of the firm’s April 30, 2021 acquisition (Transaction) of the investment management business of  Waddell & Reed Financial, Inc., the parent company of Ivy Investment Management Company (IICO), the former investment advisor of the Transaction Funds. He joined IICO in 2008 as an investment analyst on the small-capitalization growth team and was named co-portfolio manager on several funds in 2016. Mr. Halverson earned a BS degree and a MS degree in Accounting from Brigham Young University and an MBA with an emphasis in Finance and Corporate Strategy from the University of Michigan.

Delaware Ivy VIP Global Growth and Delaware Ivy VIP International Core Equity

Upon the Effective Date, the following is added to the information in the section of the Funds’ Prospectus entitled “Portfolio summaries – Delaware Ivy VIP Global Growth – Investment manager” and “Portfolio summaries – Delaware Ivy VIP International Core Equity – Investment manager”:

Portfolio managers	Title with Delaware Management Company	Start date on the Portfolio
Charles John	Portfolio Manager	November 2021

Upon the Effective Date, the following replaces the first sentence in the section of the Funds’ Prospectus entitled, “The Management of the Portfolios – Portfolio Management – Delaware Ivy VIP Global Growth”:

F. Chace Brundige, Aditya Kapoor, and Charles John are primarily responsible for the day-to-day portfolio management of Delaware Ivy VIP Global Growth.

Upon the Effective Date, the following replaces the first sentence in the section of the Funds’ Prospectus entitled, “The Management of the Portfolios – Portfolio Management – Delaware Ivy VIP International Core Equity”:

F. Chace Brundige, Aditya Kapoor, and Charles John are primarily responsible for the day-to-day portfolio management of Delaware Ivy VIP International Core Equity.

Upon the Effective Date, the following is added to the sections of the Funds’ Prospectus entitled, “The Management of the Portfolios – Portfolio Management – Delaware Ivy VIP Global Growth” and ““The Management of the Portfolios – Portfolio Management – Delaware Ivy VIP International Core Equity”:

Charles John – Portfolio Manager

Charles John is portfolio manager of the global growth and international core equity suite of mutual funds and institutional accounts. He has been portfolio manager since 2021. Mr. John joined the organization in 2017 as an equity investment analyst. His research responsibilities were concentrated in industries within the information technology sector. Prior to joining the firm, Mr. John was co-portfolio manager of a global fund and senior investment analyst with Scout Investments in Kansas City, MO. Mr. John earned a Bachelor of Engineering in Mechanical Engineering from the Bangalore Institute of Technology (B.I.T.) India, graduating with Honors in 1998. He earned an MBA, with an emphasis in Finance, from the University of Missouri-Kansas City in 2003. Mr. John is a CFA charterholder. He is a member of the CFA Institute and the CFA Society Kansas City. Mr. John is a Board Member at the Chinese School of Greater Kansas City and he is actively involved as a Life Coach with Cornerstones of Care in its foster care program since 2013.

Delaware Ivy VIP Mid Cap Growth

Upon the Effective Date, the following is added to the information in the section of the Fund’s Prospectus entitled “Portfolio Managers”:

Portfolio managers	Title with Delaware Management Company	Start date on the Portfolio
Bradley P. Halverson	Portfolio Manager	November 2021

Upon the Effective Date, the following replaces the first sentence in the section of the Fund’s Prospectus entitled, “The Management of the Portfolios – Portfolio Management – Delaware Ivy VIP Mid Cap Growth”:

Kimberly A. Scott, Nathan A. Brown, and Bradley P. Halverson are primarily responsible for the day-to-day portfolio management of Delaware Ivy VIP Mid Cap Growth.

Upon the Effective Date, the following is added to the section of the Fund’s Prospectus entitled, “The Management of the Portfolios – Portfolio Management – Delaware Ivy VIP Mid Cap Growth”:

Bradley P. Halverson – Portfolio Manager

Bradley P. Halverson is a portfolio manager for Ivy Investments, now part of Macquarie Asset Management’s Delaware Management Company. He joined Macquarie Asset Management as part of the firm’s April 30, 2021 acquisition (Transaction) of the investment management business of  Waddell & Reed Financial, Inc., the parent company of Ivy Investment Management Company (IICO), the former investment advisor of the Transaction Funds. He joined IICO in 2008 as an investment analyst on the small-capitalization growth team and was named co-portfolio manager on several funds in 2016. Mr. Halverson earned a BS degree and a MS degree in Accounting from Brigham Young University and an MBA with an emphasis in Finance and Corporate Strategy from the University of Michigan.

2.	Delaware Ivy Emerging Markets Equity Fund Name Change and Updates to the “What are the Fund’s fees and expenses?” and the “Example” sections of the Fund’s Prospectus

Delaware Ivy Emerging Markets Equity Fund

On October 27, 2021, the Board of Trustees of the Ivy Funds approved changing the Fund’s name to “Delaware Ivy Systematic Emerging Markets Equity Fund” (“New Name”).  Effective on or about November 15, 2021 (“Effective Date”), all references to the Fund’s name will be changed to the New Name.

On the Effective Date, the information included in the “What are the Fund’s fees and expenses?” and the “Example” sections of the Fund’s Prospectus are replaced in their entirety with the following:

What are the Fund’s fees and expenses?
Delaware Distributors, L.P. (Distributor), the Fund’s distributor and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have voluntarily agreed to waive all or a portion of its 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) in order to allow the Class Y expense rate to float to the Class A expense rate and to allow the Class R6 expense rate to float to the Class I expense rate from July 29, 2021 until such time as the voluntary expense cap is discontinued. This waiver is voluntary and may be modified or discontinued by the Distributor or WISC at any time, and without further notice.
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Transaction Funds. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.” The Fund's Class B shares are not available for purchase by new or existing investors, but are available for dividend reinvestment and exchanges.

Shareholder fees (fees paid directly from your investment)
Class	A	B	C	I	R6	R	Y
Maximum sales charge (load) imposed on purchases as a
percentage of offering price ...............................	5.75%	none	none	none	none	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price,
whichever is lower ......................................	1.00%1	5.00%1	1.00%1	none	none	none	none
Maximum account fee .....................................	none	none	none	none	none	none	none
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	A	B	C	I	R6	R	Y
Management fees ........................................	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%
Distribution and service (12b-1) fees .........................	0.25%	1.00%	1.00%	none	none	0.50%	0.25%
Other expenses ..........................................	0.26%	0.71%	0.22%	0.22%	0.07%	0.31%	0.21%
Total annual fund operating expenses ........................	1.39%	2.59%	2.10%	1.10%	0.95%	1.69%	1.34%
Fee waivers and expense reimbursements ....................	(0.24)2	(0.33%)2	(0.19)2	(0.30%)2	(0.19)2	(0.19)2	(0.19)2
Total annual fund operating expenses after fee waivers and
expense reimbursements ................................	1.15%	2.26%	1.91%	0.80%	0.76%	1.50%	1.15%
1 For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased prior to July 1, 2021 at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase, or on shares that were purchased after July 1, 2021 at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
2 The Fund’s investment manager, Delaware Management Company (Manager), the Distributor, and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows:1.15%, 2.26%, 1.91%, 0.80%, 0.76%, 1.50%, and 1.15% of the Fund’s Class A, Class B, Class C, Class I, Class R6, Class R, and Class Y shares’, respectively, average daily net assets from November 15, 2021 through July 28, 2023. These waivers and reimbursements may only be terminated by agreement of the Manager, the Distributor, and WISC, as applicable, and the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class B shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable expense waivers and reimbursements for year 1 and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
(if not
Class	A	redeemed) B	B	C	I	R6	R	Y
1 year .......................................	$685	$229	$629	$194	$82	$78	$153	$117
3 years ......................................	$967	$774	$1,074	$640	$320	$284	$514	$406
5 years ......................................	$1,270	$1,346	$1,446	$1,111	$577	$507	$900	$716
10 years .....................................	$2,128	$2,606	$2,606	$2,235	$1,313	$1,149	$1,982	$1,596

3.	Right of Reinvestment Policy

Retail Funds

Effective immediately, the Funds’ Prospectuses and SAIs are hereby revised to reflect that:

You may reinvest, without a sales charge, all or part of the amount of Class A shares of the Funds you redeemed by sending to the applicable Fund the amount you want to reinvest. The reinvested amounts must be received by the Funds within 90 calendar days for Class A shares after the date of your redemption, and the reinvestment must be made into Class A shares of a Transaction Fund and class of shares from which it was redeemed (minimum investment amounts will apply).

Effective immediately, the sections of the Funds’ Prospectuses entitled, “About your account – Dividends, distributions, and taxes – Taxes on transactions” are hereby revised to reflect that:

Special rules apply when you dispose of a Fund’s Class A shares through a redemption or exchange within 90 calendar days after your purchase of those shares and then reacquire Class A shares of that Fund or acquire Class A shares of another fund within the Delaware Funds and/or InvestEd Portfolios by January 31 of the calendar year following the redemption or exchange without paying a sales charge due to the 90-day reinvestment privilege or exchange privilege.

Effective immediately, the Funds’ Prospectuses and SAIs are hereby revised to reflect that:

Purchases of Class A shares by individuals (other than those whose shares are held in an omnibus account) reinvesting into any other account they own directly with Delaware Funds, the proceeds from mandatory redemptions of shares made to satisfy required minimum distributions from an employee benefit plan established under Sections 401(a) (including a 401(k) plan), 403(b), or 457(b) of the Code, and IRAs under Section 408 of the Code may be made at NAV, provided such reinvestment is made within 90 calendar days of receipt of the required minimum distribution.

Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Funds.

Delaware Management Company (Manager) is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Funds are governed by US laws and regulations.

Please keep this Supplement for future reference.

This Supplement is dated November 1, 2021.